STOCK BASED COMPENSATION (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Options
Outstanding - October 1, 2012
Granted	290,000
Exercised
Forfeited
Outstanding - September 30, 2013	290,000
Fully vested and exercisable at September 30, 2013
Expected to vest in future periods	290,000
Exercise Price
Outstanding - October 1, 2012	$ 0.00
Granted	$ 15.00
Exercised	$ 0.00
Forfeited	$ 0.00
Outstanding - September 30, 2013	$ 15.00
Fully vested and exercisable at September 30, 2013	$ 0.00
Expected to vest in future periods	$ 0.00